Defined benefit plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Refundable tax of percentage of gain on defined benefit pension plans	50.00%
Actual return on plan assets	$ 685	$ 1,416
Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	0	1,415
Benefit payments	4,182	1,542
Defined Benefit Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	0	219
Supplemental pension plan [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	0	$ 1,196
Canadian Pension Plan [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Contributions by employer	$ 31